Investment Strategy - One Rock Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]

To achieve the Fund’s investment objectives, the Adviser invests primarily in publicly traded common stocks of any capitalization. The Adviser may also invest in stock options, stock index futures, and stocks of foreign and emerging market issuers listed on U.S. exchanges. The Fund defines emerging market issuers to be those found in the MSCI Emerging Markets Index. The Adviser may engage in short sales of common stocks.

The Fund invests in the common stock of companies that are experiencing “business momentum”. The Adviser considers a company to have business momentum if its business conditions, in the Adviser’s opinion, are generally improving from its recent past or are likely to improve shortly. The Adviser employs a bottom-up, fundamental research approach to each company and industry with a technical analysis overlay to gain a better understanding of investor sentiment and potential future risks. The Adviser expects that many, or possibly all, of these companies will be in the technology sector and exhibit strong growth in revenues, earnings and/or cash flows, although significant investments may also be made in other sectors.

The Fund will sell a security when the Adviser believes that the underlying reasons for the purchase are no longer valid. Such reasons may include significant price appreciation, an adverse change in business conditions for the company, loss of market share or heightened competition or any event(s) that causes a company to lose its business momentum, and/or better investment opportunities in other companies. The Adviser may engage in frequent transactions for the Fund resulting in a high portfolio turnover rate.

The Fund may actively use covered calls and covered puts on individual securities. A covered call is owning a stock while simultaneously being short (also known as writing) a call option(s) on the same stock. A covered put is being short a stock while simultaneously being short (also known as writing) a put option(s) on the same stock. Both strategies are meant to reduce portfolio volatility and reduce downside risk relative to owning a stock or being short a stock without the corresponding covered call option or put option. The Adviser may use these strategies during periods of heightened individual company risks.

The Adviser may employ a short straddle or short strangle stock option strategy. A short straddle is being short (also known as writing) a call option(s) and put option(s) at the same strike price on the same stock. A short strangle is being short (also known as writing) a call option(s) and a put option(s) at different strike prices on the same stock. Both strategies benefit if the underlying stock is not as volatile over the holding period as the options market is currently pricing. The Adviser will only make use of option strategies where the underlying security is one in which the Fund normally would invest.

The Fund may buy or sell stock index futures to increase exposure to the broad equity market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in stock index futures in this way to achieve a desired portfolio stock, or stock equivalent, exposure.

The Fund also invests in short-term opportunities through the trading of common stocks and/or stock index futures in situations that the Adviser believes to be a market overreaction to recently disclosed public news. Such situations can be caused for many reasons including earnings reports, analyst rating changes, competitor changes in business outlook, secondary stock offerings, industry headline news, extraordinary events, economic reports or monetary actions. In these circumstances, business momentum may not be a factor and the expectation is for a short-term trade.

The Adviser’s investment process seeks to exclude direct investment for the Fund in the securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, vaping equipment, gambling equipment, physical or on-line casinos, pornography, or which provide products or services that do not allow the right to life at all stages. By buying stock index futures, the Adviser may be indirectly investing in these securities.

The Fund is “non-diversified”, meaning it can invest in fewer securities at any one time than a “diversified” fund.